EQUITY	12 Months Ended
Dec. 31, 2019
EQUITY
EQUITY

18          EQUITY

a)	Capital stock -

At December 31, 2019, 2018 and 2017 a total of 94,382,317 shares have been issued at US$5 per share.

b)	Treasury stock -

We present below the stocks of Credicorp Ltd., that the entities of the Group maintain at December 31, 2019, 2018 and 2017:

	Number of shares
	Shares of	Shared-based
At December 31, 2019	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	134,169	134,169
Pacífico Seguros	—	29,539	29,539
Credicorp Perú	—	21,695	21,695
Credicorp Capital Servicios Financieros	—	13,830	13,830
Other minors	4,387	47,698	52,085
	14,625,233	246,931	14,872,164

	Number of shares
		Shared-
	Shares of	based
At December 31, 2018	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	162,286	162,286
Pacífico Seguros	—	33,794	33,794
Credicorp Perú	—	13,113	13,113
Credicorp Capital Servicios Financieros	—	8,546	8,546
Other minors	1,880	42,809	44,689
	14,622,726	260,548	14,883,274

	Number of shares
		Shared-
	Shares of	based
At December 31, 2017	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	194,177	194,177
Pacífico Seguros	—	36,581	36,581
Credicorp Capital Ltd.	—	20,752	20,752
Other minors	5,151	24,501	29,652
	14,625,997	276,011	14,902,008

(*) Corresponds to treasury stock that were granted to employees and senior management, for which they have the right to vote. These stocks are not vested at said dates, see Note 20.

During 2019, 2018 and 2017, the Group purchased 129,807,  133,750 and 132,110 shares of Credicorp Ltd., respectively, for a total of US$31 million (equivalent to S/103.2 million), US$29.3 million (equivalent to S/95.4 million) and US$21.9 million (equivalent to a S/71.0 million), respectively.

c)	Reserves -

Certain Group’s subsidiaries are required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits. At December 31, 2019, 2018 and 2017, the balance of this reserves amounts approximately to S/6,236.5 million, S/5,179.0 million and S/4,480.3 million, respectively.

At the Board meetings held on February 27, 2019, February 28, 2018 and February 22, 2017, the decision was made to transfer from “Retained earnings” to “Reserves” S/1,858.8 million, S/2,933.6 million and S/2,355.0 million, respectively.

“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income (available-for-sale investments under IAS 39, at December 31, 2017) and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments
	that will not be
	reclassifed to
	profit or loss	Instruments that will be reclassified to consolidated statement of income
			Reserve for			Foreign
	Equity	Debt	available-for-	Reserve for		currency
	instruments at	instruments at	sale	cash flow	Insurance	translation
	fair value	fair value	investments	hedges	reserves	reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance at January 1, 2017	—	—	1,146,788	24,650	—	38,293	1,209,731
Increase in net unrealized gains on investments	—	—	873,868	—	—	—	873,868
Transfer of net realized gains on investments to profit or loss	—	—	(517,006)	—	—	—	(517,006)
Transfer of the recovery of the impairment loss on investments to profit or loss, Note 24	—	—	766	—	—	—	766
Change in net unrealized losses on cash flow hedges derivatives	—	—	—	(59,709)	—	—	(59,709)
Transfer of net realized losses on cash flow hedges derivatives to profit or loss	—	—	—	2,278	—	—	2,278
Foreign exchange translation	—	—	—	—	—	(54,334)	(54,334)
Balance at December 31, 2017	—	—	1,504,416	(32,781)	—	(16,041)	1,455,594
Change in accounting policy, Note 3(a)(vii)	431,711	853,747	(1,504,416)	—	—	—	(218,958)
Balance at December 31, 2017 - Restated	431,711	853,747	—	(32,781)	—	(16,041)	1,236,636
Increase (decrease) in net unrealized gains on investments	20,840	(583,385)	—	—	—	—	(562,545)
Transfer of net realized gains on investments to profit or loss	—	(38,983)	—	—	—	—	(38,983)
Transfer of the impairment credit loss on investments to profit or loss, Note 24	—	(1,909)	—	—	—	—	(1,909)
Change in net unrealized gain on cash flow hedges derivatives	—	—	—	73,263	—	—	73,263
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	—	—	—	(43,643)	—	—	(43,643)
Foreign exchange translation	—	—	—	—	—	45,634	45,634
Balance at December 31, 2018	452,551	229,470	—	(3,161)	—	29,593	708,453
Increase in net unrealized gains on investments	97,514	606,276	—	—	—	—	703,790
Transfer of net realized loss on investments to profit or loss	—	420,987	—	—	—	—	420,987
Transfer of recovery of credit loss of investments to profit or loss, Note 24	—	(745)	—	—	—	—	(745)
Change in net unrealized loss on cash flow hedges derivatives	—	—	—	(62,002)	—	—	(62,002)
Transfer of net realized losses on cash flow hedges derivatives to profit or loss	—	—	—	35,059	—	—	35,059
Other reserves	—	—	—	—	(658,491)	—	(658,491)
Foreign exchange translation	—	—	—	—	—	(58,862)	(58,862)
Balance at December 31, 2019	550,065	1,255,988	—	(30,104)	(658,491)	(29,269)	1,088,189

d)	Components of other comprehensive income -

The movement of the item is as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods
Net unrealized (gain) loss	606,276	(583,385)	—
Transfer of net realized loss (gain) to profit or loss	420,987	(38,983)	—
Transfer of recovery of credit loss to profit or loss	(745)	(1,909)	—
Sub total	1,026,518	(624,277)	—
Non-controlling interest	16,082	(6,397)	—
Income tax	22,259	(11,831)	—
	1,064,859	(642,505)	—

Available-for-sale investments:
Net unrealized gain	—	—	873,868
Transfer of net realized gain to profit or loss	—	—	(517,006)
Transfer of impairment loss to profit or loss	—	—	766
Sub total	—	—	357,628
Non-controlling interest	—	—	4,120
Income tax	—	—	13,962
	—	—	375,710

Cash flow hedge:
Net (losses) gains on cash flow hedges	(62,002)	73,263	(59,709)
Transfer of net realized losses (gains) on cash flow hedges derivatives to profit or loss	35,059	(43,643)	2,278
Sub total	(26,943)	29,620	(57,431)
Non-controlling interest	(618)	679	(1,219)
Income tax	(10,290)	10,942	(18,719)
	(37,851)	41,241	(77,369)

Other reserves:
Insurances reserves	(658,491)	—	—
Non-controlling interest	(8,065)	—	—
	(666,556)	—	—

Foreign exchange traslation:
Exchange gains or losses	(58,862)	45,634	(54,334)
Non-controlling interest	539	21	107
	(58,323)	45,655	(54,227)

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Not to be reclassified to the consolidated statement of income in later periods:
Equity instruments at fair value through other comprehensive income -
Net unrealized gains	97,514	20,840	—
Non-controlling interest	(3)	(37)	—
Income tax	(5,999)	168	—
	91,512	20,971	—

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Attributable to:
Credicorp's equity holders	379,736	(528,183)	245,863
Non-controlling interest	7,935	(5,734)	3,008
	387,671	(533,917)	248,871

e)	Dividend distribution -

The chart below shows the distribution of dividends agreed by the Board of Directors:

	2019	2018	2017

Date of Meeting - Board of Directors	27.02.2019	28.02.2018	22.02.2017
Dividends distribution, net of treasury shares effect	1,595,229	1,130,427	979,989
Payment of dividends per share (in soles)	20.0000	14.1726	12.2865
Date of dividends payout	10.05.2019	11.05.2018	12.05.2017
Exchange rate published by the SBS	3.3150	3.2929	3.2873
Dividends payout (equivalent in thousands of US$)	481,215	343,292	298,114

In the Board of Directors held in September 25, 2019, they agreed an additional dividend payment, net of the effect of treasury stock, for approximately S/638.4 million from the retain earnings and reserves. Said dividends have been paid in November 22, 2019.

Furthermore, at the meeting of the Board of Directors held on October 25, 2017, they agreed to make an additional dividend payment, net of the effect of treasury stock, for approximately US$386.5 million (equivalent to S/1,252.3 million) from the reserves. Said dividends were paid in November 2017.

The Board of Directors Meeting dated February 27, 2020, agreed to declare a cash dividend of S/30.00 per common share, approximately S/2,831.5 million, corresponding to the 2019 results, which will be paid on May 8, 2020. The cash dividend will be paid in U.S. Dollars using the weighted exchange rate registered by the Superintendency of Banks, Insurance and Pension Funds (Superintendencia de Banca, Seguros y AFP) for the transactions at the close of business on May 6, 2020.

In accordance with current Peruvian legislation, there is no restriction for overseas remittance of dividends or the repatriation of foreign investment. At December 31, 2019, 2018 and 2017 dividends paid by the Peruvian subsidiaries to Credicorp are subject to a 5.0 percent withholding tax.

f)	Regulatory capital -

At December 31, 2019 and 2018, the regulatory capital requirement (“patrimonio efectivo” in Peru) applicable to Credicorp subsidiaries engaged in financial services and insurance activities in Peru, determined under the provisions of the Peruvian banking and insurance regulator, SBS, totals approximately S/25,732.0 million and S/25,063.9 million, respectively. At those dates, the Group’s regulatory requirement exceeds by approximately S/4,151.6 million and S/4,658.1 million, respectively, the minimum regulatory capital required by the SBS.